Condensed Consolidated Balance Sheets (Parenthetical) - shares shares in Thousands	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Limited partners, units outstanding (in shares)	56,416	56,359	56,236	56,201